Trade and Other Receivables - Schedule of Non-Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of trade and other receivables [abstract]
Cash deposits for guarantees	$ 182	$ 184
Loans to customers	20	25
Tax receivable, other than income tax	219	99
Brazilian tax credits and interest receivables	1,257	997
Trade and other receivables	318	357
Total, Non-Current	$ 1,996	$ 1,661